WARRANT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
WARRANT LIABILITIES
Summary of change in the fair value of the warrant liabilities

Estimated fair value as of January 1, 2023	$832
Changes in estimated fair value	(832)
Estimated fair value as of December 31, 2023	–
Changes in estimated fair value	–
Estimated fair value as of December 31, 2024 and 2025	$–

Summary of quantitative information regarding Level 3 fair value measurements inputs for the Company's warrants

	As of December 31,	As of December 31,	As of December 31,	As of March 18,
	2025	2024	2023	2021
Volatility	25.04%	28.41%	28.63%	31.26%
Stock price	3.48	3.48	3.61	126.34
Expected life of the warrants to convert	0.72	1.72	2.72	5.50
Risk free rate	3.63%	4.25%	4.20%	1.09%
Dividend yield	0.0%	0.0%	0.0%	0.0%